Long Term Portfolio Series 118
                                          File No. 33-28328
                        Investment Company Act No. 811-3676


        SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON, D.C.  20549

          POST-EFFECTIVE AMENDMENT NO. 4
                    TO FORM S-6

     For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

          A.   Exact name of Trust:

               DEAN WITTER SELECT MUNICIPAL TRUST
               LONG TERM PORTFOLIO SERIES 118

          B.   Name of Depositor:

               DEAN WITTER REYNOLDS INC.

          C. Complete address of Depositor's principal executive office:

               DEAN WITTER REYNOLDS INC.
               Two World Trade Center
               New York, New York  10048

          D.   Name and complete address of agent for service:

               Mr. Michael D. Browne
               Dean Witter Reynolds Inc.
               Unit Trust Department
               Two World Trade Center, 59th Floor
               New York, New York  10048

               Copy to:

               Kenneth W. Orce, Esq.
               Cahill Gordon & Reindel
               80 Pine Street
               New York, New York  10005

          /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph (b) of Rule 485.






               Cross Reference Sheet

      Pursuant to Rule 404(c) of Regulation C
         under the Securities Act of 1933

   (Form N-8B-2 Items required by Instruction 1
           as to Prospectus on Form S-6)


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


          I.  Organization and General Information


     1.   (a)  Name of Trust                Front Cover
          (b)  Title of securities issued

     2.   Name and address of Depositor     Table of Contents

     3.   Name and address of Trustee       Table of Contents

     4.   Name and address of principal     Table of Contents
          Underwriter

     5.   Organization of Trust             Introduction

     6.   Execution and termination of      Introduction; Amendment
          Indenture                         and Termination of the
                                            Indenture

     7.   Changes of name                   *30

     8.   Fiscal Year                       Included in Form N-8B-2

     9.   Litigation                        *30

          II.  General Description of the Trust
  and Securities of the Trust



     10.  General Information regarding
          Trust's Securities and Rights
          of Holders

     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


          (a)  Type of Securities           Rights of Unit Holders
               (Registered or Bearer)

          (b)  Type of Securities           Administration of the
               (Cumulative or               Trust-Distribution
               Distributive)

          (c)  Rights of Holders as to      Redemption; Public
               Withdrawal or Redemption     Offering of Units-
                                            Secondary Market

          (d)  Rights of Holders as to      Public Offering of
               conversion, transfer, etc.   Units-Secondary Market;
                                            Exchange Option;
                                            Redemption; Rights of
                                            Unit Holders-
                                            Certificates

          (e)  Lapses or defaults with      *30
               respect to periodic
               payment plan certificates

          (f)  Voting rights as to          Rights of Unit Holders-
               Securities under the         Certain Limitations
               Indenture

          (g)  Notice to Holders as to      Amendment and
               change in:                   Termination of the
                                            Indenture

               1)   Assets of Trust         Administration of the
                                            Trust-Reports to Unit
                                            Holders; The Trust-
                                            Summary Description of
                                            the Portfolios

               2)   Terms and Conditions    Amendment and
                    of Trust's Securities   Termination of the
                                            Indenture

               3)   Provisions of Trust     Amendment and
                                            Termination of the
     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


                                            Indenture

               4)   Identity of Depositor   Sponsor; Trustee
                    and Trustee

         (h)  Security Holders' consent
              required to change:

              1)   Composition of assets   Amendment and
                   of Trust                Termination of the
                                           Indenture

              2)   Terms and conditions    Amendment and
                   of Trust's Securities   Termination of the
                                           Indenture

              3)   Provisions of           Amendment and
                   Indenture               Termination of the
                                           Indenture

              4)   Identity of Depositor   *30
                   and Trustee

          (i)  Other Provisions            Cover of Prospectus;
                                           tax status

     11.  Type of securities comprising    The Trust-Summary
          units                            Description of the
                                           Portfolios; Objectives
                                           and Securities
                                           Selection;  The Trust-
                                           Special Considerations

     12.  Type of securities comprising     *30
          units periodic payment
          certificates






     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


     13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                            Information; Public
                                            Offering of Units-
                                            Public Offering Price;-
                                            Profit of Sponsor;-
                                            Volume Discount;
                                            Expenses and Charges

          (b)  Certain information          *30
               regarding periodic payment
               certificates

          (c)  Certain percentages          Summary of Essential
                                            Information; Public
                                            Offering of Units-
                                            Public Offering Price;-
                                            Profit of Sponsor;-
                                            Volume Discount

          (d)  Price differentials          Public Offering of
                                            Units - Public Offering
                                            Price

          (e)  Certain other fees, etc.     Rights of Unit Holders
               payable by holders           - Certificates

          (f)  Certain profits receivable   Redemption - Purchase
               by depositor, principal      by the Sponsors of
               underwriters, trustee or     Units Tendered for
               affiliated persons           Redemption

          (g)  Ratio of annual charges to   *30
               income

     14.  Issuance of trust's securities    Introduction; Rights of
                                            Unit Holders -
                                            Certificates

     15.  Receipt and handling of           Public Offering of
          payments from purchasers          Units-Profit of Sponsor


     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


     16.  Acquisition and disposition of    Introduction; Amendment
          underlying securities             and Termination of the
                                            Indenture; Objectives
                                            and Securities
                                            Selection; The Trust-
                                            Summary Description of
                                            the Portfolio; Sponsor-
                                            Responsibility

     17.  Withdrawal or redemption by       Redemption; Public
          Security Holders                  Offering of
                                            Units-Secondary Market

     18.  (a)  Receipt and disposition of   Administration of the
               income                       Trust; Reinvestment
                                            Programs

          (b)  Reinvestment of              Reinvestment Programs
               distributions

          (c)  Reserves or special fund     Administration of the
                                            Trust-Distribution

          (d)  Schedule of distribution     *30

     19.  Records, accounts and report      Administration of the
                                            Trust-Records and
                                            Accounts;-Reports to
                                            Unit Holders

     20.  Certain miscellaneous             Amendment and
          provisions of the Indenture       Termination of the
                                            Indenture; Sponsor -
                                            Limitation on Liability
                                          - Resignation; Trustee
                                         -- Limitation on
                                            Liability - Resignation

     21.  Loans to security holders         *30



     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


     22.  Limitations on liability          Sponsor, Trustee;
                                            Evaluator - Limitation
                                            on Liability

     23.  Bonding arrangements              Included on Form N-8B-2

     24.  Other material provisions of      *30
          the Indenture

          III.  Organization Personnel and
                Affiliated Persons of Depositor


     25.  Organization of Depositor         Sponsor

     26.  Fees received by Depositor        Expenses and Charges -
                                            fees; Public Offering
                                            of Units-Profit of
                                            Sponsor

     27.  Business of Depositor             Sponsor and Included in
                                            Form N-8B-2

     28.  Certain information as to         Included in Form N-8B-2
          officials and affiliated
          persons of Depositor

     29.  Voting securities of Depositor    Included in Form N-8B-2

     30.  Persons controlling Depositor     *30

     31.  Payments by Depositor for         *30
          certain other services

     32.  Payments by Depositor for         *30
          certain other services rendered
          to trust

     33.  Remuneration of employees of      *30
          Depositor for certain services
          rendered to trust

     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


     34.  Remuneration of other persons     *30
          for certain services rendered
          to trust

          IV.  Distribution and Redemption of Securities


     35.  Distribution of trust's           Public Offering of
          securities by states              Units-Public
                                            Distribution

     36.  Suspension of sales of trust's    *30
          securities

     37.  Revocation of authority to        *30
          distribute

     38.  (a)  Method of distribution       Public Offering of
          (b)  Underwriting agreements      Units
          (c)  Selling agreements

     39.  (a)  Organization of principal    Sponsor
               underwriter
          (b)  N.A.S.D. membership of
               principal underwriter

     40.  Certain fees received by          Public Offering of
          principal underwriter             Units-Profit of Sponsor

     41.  (a)  Business of principal        Sponsor
               underwriter

          (b)  Branch officers of           *30
               principal underwriter

          (c)  Salesman of principal        *30
               underwriter

     42.  Ownership of trust's securities   *30
          by certain persons


     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


     43.  Certain brokerage commissions     *30
          received by principal
          underwriter

     44.  (a)  Method of valuation          Public Offering of
                                            Units

          (b)  Schedule as to offering      *30
               Price

          (c)  Variation in offering        Public Offering of
               price to certain persons     Units--Volume Discount;
                                            Exchange option

     45.  Suspension of redemption rights   *30

     46.  (a)  Redemption valuation         Public Offering of
                                            Units-Secondary Market;
                                            Redemption

          (b)  Schedule as to redemption    *30
               price

     47.  Maintenance of position in        See items 10(d), 44 and
          underlying securities             46

          V.  Information concerning the Trustee or Custodian


     48.  Organization and regulation of    Trustee
          Trustee

     49.  Fees and expenses of Trustee      Expenses and Charges

     50.  Trustee's lien                    Expenses and Charges

          VI.  Information concerning Insurance
               of Holders of Securities


     51.  (a)  Name and address of          *30

     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


  Insurance Company

          (b)  Type of policies             *30

          (c)  Type of risks insured and    *30
               excluded

          (d)  Coverage of policies         *30

          (e)  Beneficiaries of policies    *30

          (f)  Terms and manner of          *30
               cancellation

          (g)  Method of determining        *30
               premiums

          (h)  Amount of aggregate          *30
               premiums paid

          (i)  Who receives any part of     *30
               premiums

          (j)  Other material provisions    *30
               of the Trust relating to
               insurance

          VII.  Policy of Registrant


     52.  (a)  Method of selecting and      Introduction;
               eliminating securities       Objectives and
               from the Trust               Securities Selection;
                                            The Trust - Summary
                                            Description of the
                                            Portfolio; Sponsor -
                                            Responsibility

          (b)  Elimination of securities    *30
               from the Trust

          (c)  Policy of Trust regarding    Introduction;
     __________________

     *30  Not applicable, answer negative or not required.


     Form N-8B-2                            Form S-6
     Item Number                            Heading in Prospectus


               substitution and             Objectives and
               elimination of securities    Securities Selection;
                                            Sponsor -
                                            Responsibility

          (d)  Description of any           *30
               fundamental policy of the
               Trust

     53.  Taxable status of the Trust       Cover of Prospectus;
                                            Tax Status

          VIII.  Financial and Statistical Information


     54.  Information regarding the         *30
          Trust's past ten fiscal years

     55.  Certain information regarding     *30
          periodic payment plan
          certificates

     56.  Certain information regarding     *30
          periodic payment plan
          certificates

     57.  Certain information regarding     *30
          periodic payment plan
          certificates

     58.  Certain information regarding     *30
          periodic payment plan
          certificates

     59.  Financial statements              Statement of Financial
          (Instruction 1(c) to Form S-6)    Condition






     __________________

     *30  Not applicable, answer negative or not required.


     LOGO

     DEAN WITTER SELECT
     MUNICIPAL TRUST

     LONG TERM PORTFOLIO SERIES 118

     (Unit Investment Trust)

     This Trust was formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Minimum Purchase: 1 Unit.

     This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.

     The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.


     Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Read and retain both parts of this Prospectus for future reference.

     Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

      Prospectus Part A dated April 17, 1997


     THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

        DEAN WITTER SELECT MUNICIPAL TRUST
          LONG TERM PORTFOLIO SERIES 118


                 TABLE OF CONTENTS

          PART A                                               Page


          Table of Contents..................................  A-1
          Summary of Essential Information...................  A-3
          The Long Term Trust.........................     ..  A-9
          Independent Auditor's Report.......................  F-1

          PART B

          Introduction.......................................    1
          The Trust..........................................    2
          Special Considerations.............................    2
          Summary Description of the Portfolio...............    3
          Insurance on the Securities in an Insured             21
          Trust...................................................
          Objectives and Securities Selection................   25
          The Units..........................................   26
          Tax Status.........................................   27
          Public Offering of Units...........................   32
          Public Offering Price..............................   32
          Public Distribution................................   33
          Secondary Market...................................   34
          Profit of Sponsor..................................   35
          Volume Discount....................................   35
          Exchange Option....................................   36
          Reinvestment Programs..............................   37
          Redemption.........................................   38
          Tender of Units....................................   38
          Computation of Redemption Price per                   39
             Unit .......................................
          Purchase by the Sponsor of Units
          Tendered for Redemption ...........................   39
          Rights of Unit Holders.............................   40
          Certificates.......................................   40
           Certain Limitations...............................   40

                      A-1


          Expenses and Charges...............................   40
          Initial Expenses...................................   40
          Fees...............................................   40
          Other Charges......................................   41
          Administration of the Trust........................   42
          Records and Accounts...............................   42
          Distribution.......................................   42
          Distribution of Interest and Principal.............   42
          Reports to Unit Holders............................   44
          Sponsor............................................   45
          Trustee............................................   47
          Evaluator..........................................   48
          Amendment and Termination of the Indenture.........   49
          Legal Opinions.....................................   50
          Auditors...........................................   50
          Bond Ratings.......................................   50
          Federal Tax Free vs. Taxable Income................   54

                   Sponsor:

           Dean Witter Reynolds Inc.
            Two World Trade Center
           New York, New York  10048

                  Evaluator:

         Kenny S&P Evaluation Services
      A Division of J.J. Kenny Co., Inc.
                  65 Broadway
           New York, New York  10006

                   Trustee:

           The Chase Manhattan Bank
                270 Park Avenue
           New York, New York  10017

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.




                      A-2


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 118

                                         As of February 28, 1997




FACE AMOUNT OF SECURITIES           $4,780,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT                 .0180%

NUMBER OF UNITS                             4,800     ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F2>                6.042%

FRACTIONAL UNDIVIDED INTEREST IN THE                  ESTIMATED LONG TERM RETURN (based on
  TRUST REPRESENTED BY EACH UNIT        1/4,800th       Public Offering Price)<F2>                5.130%

                                                      MONTHLY INTEREST DISTRIBUTIONS

PUBLIC OFFERING PRICE                                   Estimated net annual interest rate
                                                          per Unit times $1,000                 $64.92
  Aggregate bid side evaluation                         Divided by 12                           $ 5.41
    of Securities in the Trust      $4,985,071.00
                                                      RECORD DATE:  The ninth day of each month
  Divided by 4,800 Units            $    1,038.56
                                                      DISTRIBUTION DATE:  The fifteenth
  Plus sales charge of 3.338% of                        day of each month
    Public Offering Price (3.453%
    of net amount invested in                         MINIMUM PRINCIPAL DISTRIBUTION:  No
    Securities)                             35.86       distribution need be made from the
                                                        Principal Account if balance therein
Public Offering Price per Unit           1,074.42       is less than $1 per Unit outstanding
  Plus undistributed principal
  and net investment income                           TRUSTEE'S ANNUAL FEE AND EXPENSES
  and accrued interest                      22.75<F1> (including estimated expenses and
                                                        Evaluator's fee) $2.00 per $1,000
    Adjusted Public Offering Price  $    1,097.17       face amount of underlying Securities   $ 2.00

                                                      SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
SPONSOR'S REPURCHASE PRICE AND                          FEE:  Maximum of $.25 per $1,000
  REDEMPTION PRICE PER UNIT                             face amount of underlying Securities      .25
  (based on bid side evaluation of
  underlying Securities, $35.86                       TOTAL ESTIMATED ANNUAL EXPENSES
  less than Adjusted Public Offering                    PER UNIT                               $ 2.25
  Price per Unit)                   $    1,061.31
                                                      EVALUATOR'S FEE FOR EACH EVALUATION:
                                                        Minimum of $8.00 plus .25 for each
CALCULATION OF ESTIMATED NET                            issue of underlying securities in
  ANNUAL INTEREST RATE PER UNIT                         excess of 50 issues (treating separate
  (based on face amount of $1,000                       maturities as separate issues).
  per Unit)
                                                      EVALUATION TIME:  4:00 P.M. New York Time
  Annual interest rate per Unit             6.717%
                                                      MANDATORY TERMINATION DATE:  January 1, 2041
  Less estimated annual expenses per
    Unit ($2.25) expressed as a
    percentage                               .225%    DISCRETIONARY LIQUIDATION AMOUNT:  The In-
                                                        denture may be terminated by the Sponsor if
Estimated net annual interest rate                      the value of the Trust at any time is less
  per Unit                                  6.492%      than $2,000,000.



 <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on February 28, 1997.

 <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3




                      A-3


         SUMMARY OF ESSENTIAL INFORMATION
                   (Continued)


     THE TRUST -- The Dean Witter Select Municipal Trust, Long
Term Portfolio Series 118 (the "Long Term Trust") is a separate unit investment trust which was created on March 18, 1992 (the "Date of Deposit"), under the laws of the State of New York under a single Trust Indenture and Agreement (as defined in Part B). The Trust is composed of "investment grade" interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and (2) the conservation of capital. The payment of interest and the preservation of principal of the Trust is dependent on the continuing ability of the respective Issuers of the Securities to meet their obligations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities in the Trust are obligations of states or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a discussion of certain tax aspects of the Trust, see: "Tax Status", in Part B.

OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY
ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF EACH TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF A PARTICULAR TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

MONTHLY DISTRIBUTIONS -- Monthly distributions of
principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit
Holders of record on the ninth day of such month.   Alternatively,
Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor. (See: "Reinvestment Programs", in Part B.)

PUBLIC OFFERING PRICE -- The Public Offering Price per
Unit of the Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per

                              A-4


Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See:
"Public Offering of Units", in Part B.)

ESTIMATED CURRENT RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

SPECIAL CONSIDERATIONS -- An investment in Units of the
Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Long Term Trust is considered to be concentrated in Housing Securities and Prerefunded/Escrowed to Maturity Securities (32.46 and 28.67, respectively of the aggregate market value of the Long Term Trust Portfolio). (See: "The Trust --
Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "The Long Term Trust", herein, for a discussion of additional risks relating to Units of the Trust.)

  OTHER INFORMATION -- The Securities in the Portfolio of the Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Trust is January 1, 2041. The latest maturity of a Security in the Long Term Trust is May 2024; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities


                            A-5


therein is 17.759 years. The actual maturity dates of each of the Securities contained in the Trust are shown on the respective
"Schedule of Portfolio Securities", herein.

  The Trustee shall receive annually 72 cents per $1,000 principal amount of Securities in the Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by the Trust.

  SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

  The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                   (as % of bid     (as % of Public
Time to Maturity                side evaluation) Offering Price)


Less than 1 year                       0%                0%
1 year to less than 2 years        0.756%             0.75%
2 years to less than 4 years       1.523%             1.50%
4 years to less than 7 years       2.564%             2.50%
7 years to less than 11 years      3.627%             3.50%
11 years to less than 15 years     4.712%             4.50%
15 years and greater               5.820%             5.50%

  The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a



                                 A-6


graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.

                                Dealer Concession
           % of Effective       as % of Effective
Number of Units          Sales Charge          Sales Charge


1-99................         100%                   65%
100-249.............          95%                   62%
250-499.............          85%                   55%
500-999.............          70%                   45%
1,000 or more.......          55%                   35%

  To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume
Discount" in Part B of the Prospectus.

  Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

  Dealers purchasing certain dollar amounts of Units during the life of the Trust may be entitled to additional concessions.
The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

  For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

  Note:  "Auditors" in Part B is amended so that "Deloitte
& Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of



                              A-7


Interest and Principal" in Part B is amended to read third and three, respectively.











                             A-8


              THE LONG TERM TRUST


     The Portfolio of the Long Term Trust consists of ten issues of Securities, which were issued by Issuers located in ten states. One of the issues of Securities is a general obligation of the Issuer. Nine issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or from other available sources.
The Long Term Trust contains the following categories of
Securities:

                      Percentage of Aggregate
                  Market Value of Trust Portfolio
Category of Security                (as of April 1, 1997)


Electric and Power...........              11.78%
General Obligation...........              15.89%
Health Care and Hospital.....              11.20%
Housing......................              32.46%
Prerefunded/Escrowed to
  Maturity...................              28.67%
Original Issue Discount......              55.76%

     See:  "The Trust -- Summary Description of the
Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Long Term
Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

     Of the Original Issue Discount bonds in the Long Term
Trust, approximately 1.73% of the aggregate principal amount of the Securities in the Long Term Trust (or .51% of the market value of all Securities in the Long Term Trust on April 1, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

     Securities representing approximately 6.24% of the aggregate market value of the Portfolio are currently subject to redemption from mandatory sinking fund payments. Securities representing approximately 7.63% and 6.24% of the aggregate market value of the Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1999 and 2000, respectively. (See:
"Schedule of Portfolio Securities," herein, and "The Trust _ Summary Description of the Portfolios _ Additional Securities Considerations _ Redemption of Securities," in Part B.)

                           A-9

     On April 1, 1997, based on the bid side of the market, the aggregate market value of Securities in the Long Term Trust was $4,742,595.90.

  On April 1, 1997, Standard & Poor's Corporation rated seven of the Securities in the Long Term Trust as follows: 11.56%- AAA, 38.15%-AA and 29.50%-A; and Moody's Investors Service rated two of the Securities as follows: 16.55%-Aaa. 6.24% of the Securities are not rated; however, in the opinion of the Sponsor, these Securities have credit characteristics comparable to investment grade securities. (See: "Bond Ratings", in Part B, and the respective "Schedule of Portfolio Securities", herein.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Long Term Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.



                     A-10
<AUDIT-REPORT>


                    INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
LONG TERM PORTFOLIO SE
SERIES 118


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Long Term Portfolio Series 118 as of February 28, 1997, and the related statements of operations and changes in net assets for the years ended February 28, 1997, February 29, 1996 and February 28, 1995. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Long Term Portfolio Series 118 as of February 28, 1997, and the results of its operations and the changes in its net assets for the years ended February 28, 1997, February 29, 1996 and February 28, 1995 in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP


April 4, 1997
New York, New York








                                     F-1
</AUDIT-REPORT>

                        STATEMENT OF FINANCIAL CONDITION

                       DEAN WITTER SELECT MUNICIPAL TRUST
                         LONG TERM PORTFOLIO SERIES 118

                               February 28, 1997


                                 TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $4,609,390) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $4,985,071

Accrued interest receivable                                           51,160

Cash                                                                  65,748

           Total                                                   5,101,979


                           LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 8,173

   Accrued Sponsor's fees                                              2,137

           Total liabilities                                          10,310


Net Assets:

   Balance applicable to 4,800 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $375,681                       $4,985,071

      Undistributed principal and net investment
        income (Note (b))                                 106,598


           Net assets                                             $5,091,669

Net asset value per Unit ($5,091,669 divided by 4,800 Units)      $ 1,060.76




                       See notes to financial statements

                            STATEMENTS OF OPERATIONS

                       DEAN WITTER SELECT MUNICIPAL TRUST
                         LONG TERM PORTFOLIO SERIES 118



                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995


Investment income -
  interest                $323,843            $324,063           $325,820

Less Expenses:

   Trustee's fees and
     expenses                9,563               9,572              9,603

   Sponsor's fees            1,195               1,197              1,201

           Total
             expenses       10,758              10,769             10,804

           Investment
             income -
             net           313,085             313,294            315,016

Net gain (loss) on
  investments:

   Realized (loss) gain
     on securities sold
     or redeemed              (300)                -                7,942

   Net unrealized market
     appreciation (depre-
     ciation)               29,014             174,707           (211,382)

           Net gain
             (loss) on
             investments    28,714             174,707           (203,440)

Net increase in net
  assets resulting from
  operations              $341,799            $488,001           $111,576




                       See notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

                       DEAN WITTER SELECT MUNICIPAL TRUST
                         LONG TERM PORTFOLIO SERIES 118



                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995

Operations:

   Investment income -
     net                  $313,085          $  313,294         $  315,016

   Realized (loss) gain
     on securities sold
     or redeemed              (300)               -                 7,942

   Net unrealized market
     appreciation
     (depreciation)         29,014             174,707           (211,382)

           Net increase
             in net
             assets
             resulting
             from
             operations    341,799             488,001            111,576


Less Distributions to
  Unit Holders:

   Principal                (4,992)               -               (14,640)

   Investment income -
     net                  (311,423)           (311,616)          (313,854)

           Total dis-
             tribu-
             tions        (316,415)           (311,616)          (328,494)


Less Capital Share
  Transactions:

   Redemption of 200
     Units                    -                   -              (204,440)

   Accrued interest on
     redemption               -                   -                (4,522)

           Total capital
             share
             transac-
             tions            -                   -              (208,962)

Net increase (decrease)
   in net assets            25,384             176,385           (425,880)

Net assets:

   Beginning of year     5,066,285           4,889,900          5,315,780

   End of year (includ-
     ing undistributed
     principal and net
     investment income
     of $106,598,
     $106,222 and
     $105,756, respec-
     tively)            $5,091,669          $5,066,285         $4,889,900




                       See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 118

                             February 28, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (March 18, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 118

                             February 28, 1997



(5) Reclassifications

    Certain reclassifications were made in the prior year financial statements to reflect current year presentation.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (March 18, 1992) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of February 28, 1997 follows:

       Original cost to investors                                $5,074,024
       Less:  Gross underwriting commissions (sales charge)        (248,606)
       Net cost to investors                                      4,825,418
       Cost of securities sold or redeemed                         (221,740)
       Unrealized market appreciation                               375,681
       Accumulated interest accretion                                 5,712
       Net amount applicable to investors                        $4,985,071

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 118

                             February 28, 1997



(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995

       Principal dis-
         tributions
         during year    $    1.04           $     -            $    3.05

       Net investment
         income dis-
         tributions
         during year    $   64.88           $   64.92          $   65.16

       Net asset value
         at end of year $1,060.76           $1,055.48          $1,018.73

       Trust Units
         outstanding
         at end of year     4,800               4,800              4,800

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 118

                                          February 28, 1997



Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund      Refunding       Market
 No.   Title of Securities            <F3>       Amount      Rate        Date       Redemptions<F5>  Redemptions<F4>  Value<F6><F7>

  1. Illinois Health Facilities
     Authority Revenue Bonds,
     Series 1992 (South Suburban
     Hospital) (Refunded) <F10>       A       $  500,000    7.000%   02/15/18      NONE             02/15/02@102    $  569,585

  2. Tipton Area School Build-
     ing Corporation, Indiana,
     First Mortgage Refunding
     Bonds, Series 1992               A          700,000    6.850    01/01/08      01/01/05@100     01/01/02@102       761,306

  3. Maine State Housing
     Authority, Mortgage Purchase
     Bonds, 1992 Series A <F8>        AA         695,000    7.000    11/15/23      11/15/13@100     05/15/02@102       723,585

  4. The Commonwealth of Massa-
     chusetts General Obligation
     Bonds, Consolidated Loan of
     1989, Series A (Refunded)
     <F10>                            Aaa<9>     500,000    7.500    02/01/07      NONE             02/01/99@101       537,515

  5. North Carolina Eastern
     Municipal Power Agency,
     Power System Revenue Bonds,
     Refunding Series 1987 A
     (Refunded) <F10>                 Aaa<9>     500,000    4.500    01/01/24      NONE             01/01/22@100       444,190

  6. Mercer County, North
     Dakota, Pollution Control
     Refunding Revenue Bonds
     (Otter Tail Power Company
     Project), Collateralized
     Series 1991                      AA-        525,000    6.900    02/01/19      02/01/06@100     02/01/01@102       561,530

  7. The Southeast Texas Hous-
     ing Finance Corporation,
     Single-Family Mortgage Reve-
     nue Bonds, 1984 Series A
     (MBIA Insured) (Escrowed to
     Maturity) <F8><F12>              AAA         80,000    0.000    09/01/17      NONE             NONE                24,422

  8. Northern Virginia Health
     Center Commission, Nursing
     Home Revenue Bonds, Series
     1990 <F8>                        <F11>      280,000    9.000    07/01/20      Currently@100    07/01/00@103       296,963

  9. Washington Health Care
     Facilities Authority Reve-
     nue Bonds, Series 1992
     (Sacred Heart Medical Cen-
     ter, Spokane)                    AA-        500,000    6.875    02/15/12      02/15/07@100     02/15/02@102       538,720

 10. West Virginia Housing
     Development Fund, Housing
     Finance Bonds, 1992 Series
     A <F8>                           AA+        500,000    7.000    05/01/24      05/01/17@100     05/01/02@103       527,255

                                              $4,780,000                                                            $4,985,071




                                                   See notes to schedule of portfolio securities
                                                                        F-8

                        NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 118

                           February 28, 1997

[FN]

<F3> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6> The market value of the Securities as of February 28, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F7> At February 28, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $375,681

       Gross unrealized market depreciation            -

       Unrealized market appreciation                  $375,681

    The amortized cost of the Securities for Federal income tax purposes was $4,609,390 at February 28, 1997.

<F8> See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

<F9> Moody's Investors Service, Inc. rating.

<F10> The Issuer has indicated that it will refund this Security on its optional redemption date.

<F11> This Security, although unrated, has, in the opinion of the Sponsor, credit characteristics comparable to investment grade Securities.

<F12> Insured by Municipal Bond Insurance Association ("MBIA").

                                  F-9





     (MODULE)
  (NAME)    DWSMTPARTB941
  (CIK)     0000840581
  (CCC)     uit*59fl
     (/MODULE)


        CONTENTS OF REGISTRATION STATEMENT


  This registration statement comprises the following documents:

  The facing sheet.

  The Cross Reference Sheet.

  The Prospectus.

  The signatures.

  Consents of the Evaluator and Independent Auditors; all other consents were previously filed.

  The following exhibits:

  23. 1a. Consent of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

       1b.  Consent of Independent Auditors.

  27.  1.   Financial Data Schedule  of Dean Witter  Select
            Municipal Trust,  Long  Term  Portfolio  Series
            118.

                     CONSENT OF COUNSEL

     The consent of Counsel to the use of its name in the Prospectus included in this Registration Statement are contained in its opinion filed as Exhibits 3. and 23.4. to this Registration
Statement.


                        SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 118, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 17th day of April, 1997.


            DEAN WITTER SELECT MUNICIPAL TRUST,
            LONG TERM PORTFOLIO SERIES 118
                    (Registrants)


            By:  DEAN WITTER REYNOLDS INC.
                        (Depositor)


                      Thomas Hines

                      Thomas Hines
                      Authorized Signatory


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 17th day of April, 1997.


     Name                     Office


     Philip J. Purcell        Chairman and Chief )
                              Executive Officer  )
                              and Director       )
     Richard M. DeMartini     Director
     Robert J. Dwyer          Director
     Christine A. Edwards     Director
     Charles A. Fiumefreddo   Director
     James F. Higgins         Director

     Mitchell M. Merin        Director
     Stephen R. Miller        Director
     Richard F. Powers III    Director

     Thomas C. Schneider      Director
     William B. Smith         Director

                                By:  Thomas Hines
                                     Thomas Hines
                                     Attorney-in-facta



a Executed copies of the Powers of Attorney of the Board Members listed below have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity, Select 10 Industrial Portfolio 97-1, File No. 333-16839, Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499 and the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.